Maintenance Rights Intangible And Lease Premium, Net	12 Months Ended
Dec. 31, 2014
Maintenance Rights Intangible And Lease Premium, Net [Abstract]
Maintenance Rights Intangible And Lease Premium

8. Maintenance rights intangible and lease premium, net

Maintenance rights intangible and lease premium consisted of the following at December 31, 2014 and 2013:

	2014	2013
Maintenance rights intangible	$3,812,259	$-
Lease premium	93,767	9,354
	$3,906,026	$9,354

Movements in maintenance rights intangible during the year ended December 31, 2014 were as follows:

Year ended December 31, 2014
Maintenance rights intangible, net at beginning of period	$-
ILFC Transaction	3,975,286
EOL contract cash receipt	(27,571)
EOL and MR contract maintenance rights expense	(103,236)
Transfer to lease incentives	(32,220)
Maintenance rights intangible, net at end of period	$3,812,259

The following table presents details of lease premium and related accumulated amortization at December 31, 2014 and 2013.

		Year ended December 31, 2014

	Weighted-average amortization period (in years)	Gross carrying amount	Accumulated amortization	Net
Lease premium	5.6	119,763	(25,996)	93,767

		Year ended December 31, 2013

	Weighted-average amortization period (in years)	Gross carrying amount	Accumulated amortization	Net
Lease premium	1.7	35,461	(26,107)	9,354

Lease premiums that are fully amortized are removed from the gross carrying amount and accumulated amortization column in the table above.

Amortization of the lease premium for the year ended December 31, 2014 was $18.0 million and $8.7 million for the year ended December 31, 2013.

The estimated amortization of the lease premium for the next five years is as follows:

Future amortization
2015	$23,116
2016	19,759
2017	13,633
2018	11,220
2019	10,466